CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 554,494	$ 344,395	$ 146,151
Change in net unrealized gains (losses) on securities:
Unrealized gains (losses)	(5,396)	937	82,816
Reclassification adjustment realized in net income	5,396	(12,742)	(4,197)
Change in net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses)	(4,367)	(996)	179
Reclassification adjustment realized in net income	(1,033)	1,453	781
Change in Supplemental Executive Retirement Plan obligation	(495)	43	(521)
Foreign currency translation adjustment	(450)	202	(30)
Total other comprehensive income (loss)	(6,345)	(11,103)	79,028
Total comprehensive income	548,149	333,292	225,179
Total comprehensive income attributable to noncontrolling interest	(15,603)	(13,686)	(14,461)
Total comprehensive income attributable to HCP, Inc.	$ 532,546	$ 319,606	$ 210,718